Operating expenses - Summary of Other Operating Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Contract termination indemnity (PharmaEngine)	€ (5,414)	€ 0
Total Other operating income and expenses	€ (5,414)	€ 0	€ 0